Condensed Consolidated Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2013 Eliminations	Mar. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations Successor	Dec. 31, 2012 Eliminations Successor	Jan. 31, 2011 Eliminations Predecessor	Dec. 31, 2010 Eliminations Predecessor	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2011 Parent Successor	Dec. 31, 2012 Parent Successor	Jan. 31, 2011 Parent Predecessor	Dec. 31, 2010 Parent Predecessor	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries Successor	Dec. 31, 2012 Guarantor Subsidiaries Successor	Jan. 31, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Jan. 31, 2011 Non-Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries Predecessor
Parent Company Only Financial Information [Line Items]
Net Sales	$ 108	$ 267	$ 470	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428		$ 1,543	$ 1,832		$ 108		$ 1,218	$ (95)	$ (18)	$ 9	$ (153)	$ (23)	$ (299)							$ 312	$ 364	$ 1,207	$ 1,340	$ 111	$ 1,240	$ 253	$ 88	$ 327	$ 645	$ 20	$ 277
Cost of goods sold	83	230	438	543	444	304	277	242	322	310		1,104	1,568		83		996	(68)	(13)	22	(104)	(22)	(289)							303	233	856	1,057	89	1,047	203	57	226	615	16	238
Gross Margin			32				157					439	264		25		222	(27)	(5)	(13)	(49)	(1)	(10)							9	131	351	283	22	193	50	31	101	30	4	39
Selling, general and administrative expenses			51				44					152	239		5		59	(1)	(1)	(3)	(4)	(1)	(9)	5			98			35	41	142	115	5	56	12	4	13	30	1	12
Litigation/arbitration settlement												(10)																				(10)
Provision for environmental remediation and restoration, net of reimbursements												(5)					(47)															(5)			(47)
Income (Loss) from Operations			(19)				113					302	25		20		210	(26)	(4)	(10)	(45)		(1)	(5)			(98)			(26)	90	224	168	17	184	38	27	88		3	27
Interest and debt expense			(27)				(8)					(30)	(65)		(3)		(50)							137			297			(163)	(5)	(20)	(356)	(3)	(38)	(1)	(3)	(10)	(6)		(12)
Other income (expense)			6				(1)					(10)	(7)		2		(8)		37		432						(95)				(35)		(336)				(3)		(8)
Other income (expense)			2									(10)			615		(153)			31		2	121							(6)		(35)		550	(159)	8		(6)		63	(115)
Gain on bargain purchase						1,061					185		1,055														1,055
Equity in earnings of subsidiary																		(150)	(37)	(72)	1,142	(63)	114	(150)			(1,144)				37	72	2	63	(114)
Income (Loss) from Continuing Operations before Income Taxes			(44)				104					262	1,008		632		7	124	(4)	(51)	1,529	(61)	234	(18)			15			(195)	87	241	(522)	627	(127)	45	21	72	(14)	66	(100)
Income tax benefit (provision)			(1)				(18)				0	(20)	125		(1)		(2)						(1)	(39)			(60)			51		6	139	(1)	6	(13)	(18)	(26)	46		(7)
Income (loss) from Continuing Operations												242	1,133		631		5			(51)		(61)	233									247		626	(121)			46		66	(107)
Income from discontinued operations																	1																		1
Net Income (Loss)			(45)				86					242	1,133		631	631	6	124	(4)	(51)	1,529	(61)	233	(57)			(45)			(144)	87	247	(383)	626	(120)	32	3	46	32	66	(107)
Income attributable to noncontrolling interest			12								(1)		1																	12			1
Net Income (Loss) attributable to Tronox Limited	$ 631	$ 10	$ (57)	$ (96)	$ (1)	$ 1,144	$ 86	$ 67	$ 99	$ 66	$ 1,133	$ 242	$ 1,134	$ 242	$ 631		$ 6	$ 124			$ 1,529			$ (57)			$ (45)			$ (156)			$ (382)			$ 32			$ 32